CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Consolidated net loss	$ (193.2)	$ (427.1)	$ (104.9)
Other comprehensive income
Foreign currency translation	(73.4)	67.9	(117.5)
Pension and postretirement adjustments, net of tax of $9.0 in 2024, $(32.2) in 2023 and $15.2 in 2022	117.0	181.1	291.7
Total other comprehensive income	43.6	249.0	174.2
Comprehensive (loss) income	(149.6)	(178.1)	69.3
Comprehensive income (loss) attributable to noncontrolling interests	0.7	(23.1)	(12.8)
Comprehensive (loss) income attributable to Unisys Corporation	$ (150.3)	$ (155.0)	$ 82.1